Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Short Term Borrowings, Medium Term Notes And Long Term Debt Current	¥ 9,124,183	$ 1,408,531	¥ 10,112,055
Current portion of long-term debt (note 10(b))	849,625	131,159	1,102,120
Current portion of medium-term notes (note (11))	2,057,000	271,234	2,193,346
Bank Borrowings Guaranteed By Bank Deposits [Member]
Short Term Borrowings, Medium Term Notes And Long Term Debt Current	0	0	212,807
Bank Borrowings Guaranteed By Related Parties [Member]
Short Term Borrowings, Medium Term Notes And Long Term Debt Current	3,871,241	597,617	4,671,486
Bank Borrowings Guaranteed By Property Plant And Equipment [Member]
Short Term Borrowings, Medium Term Notes And Long Term Debt Current	1,805,607	278,738	950,139
Bank Borrowings Guaranteed By Accounts Receivable [Member]
Short Term Borrowings, Medium Term Notes And Long Term Debt Current	128,917	19,901	446,788
Unsecured Debt [Member]
Short Term Borrowings, Medium Term Notes And Long Term Debt Current	¥ 711,793	$ 109,882	¥ 535,369